Summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2019
Summary of significant accounting policies
Schedule of carrying amount of this variable interest entities assets and liabilities

	September 30, 2019	September 30, 2018

Current assets	$1,003,603	$481,228
Non-current assets	89,182	71,239
Total assets	1,092,785	552,467
Total liabilities	(837,640)	(272,715)
Net assets	$255,145	$279,752

Schedule of useful lives of property and equipment

Machinery and equipment	5 – 10 years
Transportation equipment	4 years
Office equipment	3 – 5 years
Leasehold improvement	Shorter of lease term or useful life